SELECTED STATEMENTS OF OPERATIONS DATA (Schedule of Financial Expenses, Net) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Financial income:
Foreign currency translation adjustments	$ 181
Interest from banks	101	9
Financial income	282	9
Financial expenses:
Interest and bank charges	(25)	(59)
Foreign currency translation adjustments		(70)
Financial expenses	(25)	(129)
Financial income (expenses), net	$ 257	$ (120)